Liquidity Liquidity - Additional information (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal	$ 814,709	$ 963,247
Revolving Credit Facility | Remaining Revolving Credit Facilities Maturing in 4Q 2018
Debt Instrument [Line Items]
Total principal	$ 47,600